SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	4 Months Ended
	Dec. 07, 2020	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares subject to possible redemption			28,646,767
Offering costs			$ 19,126,250
Deferred underwriting fees	$ 12,075,000	$ 12,075,000	12,075,000
Aggregate amount reimbursed from underwriters	450,000		450,000
Other offering costs	151,250
Transaction costs allocated to warrant liabilities			1,583,878
Offering costs charged to shareholders' equity			17,542,372
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		0	0
Income tax expense		0	0
Net Earnings		16,083,886	(1,767,451)
Cash, FDIC Insured Amount		$ 250,000	$ 250,000
Class A Ordinary Share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares subject to possible redemption		30,255,156	28,646,767
Net Earnings			$ 0
Weighted average shares outstanding, basic and diluted		34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00	$ 0.00
Redeemable Class A Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants to purchase common stock		13,075,000
Interest Income			$ 0
Net Earnings		$ 4,700	$ 0
Weighted average shares outstanding, basic and diluted		34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00	$ 0.00
Non-Redeemable Class B Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Earnings		$ 16,083,886	$ (1,767,451)
Non-Redeemable Net Loss		$ 16,079,186	$ 0
Weighted average shares outstanding, basic and diluted		8,625,000	7,758,028
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 1.86	$ (0.23)
Initial Public Offering
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Deferred underwriting fees	$ 6,900,000	$ 6,900,000	$ 6,900,000
Other offering costs			601,250
Private Placement
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Other offering costs			$ 151,250
Warrants | Private Placement
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants to purchase common stock			13,075,000